Cover	Nov. 05, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2023
Entity File Number	001-40920
Entity Registrant Name	Worldwide webb Acquisition Corp.
Entity Central Index Key	0001853044
Entity Tax Identification Number	98-1587626
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	770 E Technology Way
Entity Address, Address Line Two	F13-16
Entity Address City Or Town	Orem
Entity Address State Or Province	UT
Entity Address Postal Zip Code	84997
City Area Code	(415)
Local Phone Number	629-9066
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	WWACU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	WWAC
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	WWACW
Security Exchange Name	NASDAQ